Income Tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax expense computed at federal corporate rate	$ 116	$ 258	$ 108
Foreign tax credit	(32)	(40)
Income tax (benefit) related to prior years	(82)	(159)	(240)
Nonadmitted assets	161	(247)	(134)
Interest maintenance reserve amortization	26	29	33
Dividends received deductions	(76)	(87)	(59)
Other	3	2	(15)
Total statutory income taxes	116	(244)	(307)
Federal income tax expense (benefit)	356	(36)	80
Change in net deferred income tax	(240)	(208)	(387)
Total statutory income taxes	$ 116	$ (244)	$ (307)